EQUITY ACCOUNTED INVESTMENTS - Schedule of Assets and Liabilities of Joint Ventures and Associates (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Non-current assets	$ 106,268	$ 102,942
Total assets	111,304	107,951
Non-current liabilities	50,415	48,208
Total liabilities	69,075	66,428
Partnership’s share of net assets	20,442	19,719	$ 20,764
Joint ventures | Associates
Disclosure of detailed information about investment property [line items]
Non-current assets	77,468	77,818
Current assets	4,824	5,054
Total assets	82,292	82,872
Non-current liabilities	35,052	34,509
Current liabilities	3,847	5,886
Total liabilities	38,899	40,395
Net assets	$ 43,393	$ 42,477